Share-based Compensation - Summary of Performance Share Units (Detail) (Post-IPO Plan [Member], Performance Share Units [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Post-IPO Plan [Member] | Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1	1,487,149	846,819
Shares, Granted	1,171,600	987,225
Shares, Vested	(30,311)	(249,962)
Shares, Forfeited	(219,964)	(96,933)
Shares, Outstanding at December 31	2,408,474	1,487,149	846,819
Weighted average grant date fair value, Outstanding at January 1	$ 16.00	$ 13.27
Weighted average grant date fair value, Granted	$ 23.35	$ 17.38	$ 13.27
Weighted average grant date fair value, Vested	$ 22.66	$ 13.27
Weighted average grant date fair value, Forfeited	$ 15.28	$ 13.27
Weighted average grant date fair value, Outstanding at December 31	$ 19.55	$ 16.00	$ 13.27